                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                      ON THE FORM 13F FILED ON MAY 15, 2000
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                                  THAT REQUEST
                           EXPIRED ON AUGUST 14, 2000

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ X ]; Amendment Number: 1
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 220
             Baltimore, Maryland  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner          Baltimore, Maryland             8/14/00
           ------------------          -------------------             -------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           -----------------------------

Form 13F Information Table Entry Total:    26
                                          ------------------------------

Form 13F Information Table Value Total:    $441,823
                                           -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                          FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2      COLUMN 3     COLUMN 4            COLUMN 5               COLUMN 6         COLUMN 7
---------------------  --------     ----------    --------     -----------------------      ----------        --------
                       TITLE OF                    VALUE       SHRS OR     SH/    PUT/      INVESTMENT         OTHER
   NAME OF ISSUER       CLASS         CUSIP       (x$1000)     PRN AMT     PRN    CALL      DISCRETION        MANAGERS
---------------------  --------     ----------    --------     -----------------------      ----------        --------
Aspect Development      Common      045234101        605         9,400     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

Alcatel Asthom          Common      013904305      4,500       102,700     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

Concentric Network      Common      20589R107     39,568       701,100     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

Cordant                 Common      218412104     23,100       408,400     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

Etek Dynamics           Common      26922C103      1,647         7,000     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

Foamex, Inc.            Common      344123104      1,397       148,000     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

General Motors          Common      370442105      7,867        95,000     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

Hannaford Brothers      Common      410550107     57,673       782,000     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

Hayes Lemmerz           Common      420781106      1,182        61,800     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

Howmet Int'l            Common      443208103      2,253       111,600     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

IPC Communications      Common      44980K206     56,753       275,500     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

IRI International       Common      45004F107        472        50,000     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

IXNET, Inc.             Common      46601C109      4,129        90,000     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

Media One               Common      58440J104     99,282     1,225,700     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

Metamor Worldwide       Common      59133P101      4,672       165,000     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

      COLUMN 1                              COLUMN 8
---------------------          -------------------------------
                                        VOTING AUTHORITY
   NAME OF ISSUER               SOLE       SHARED        NONE
---------------------          -------------------------------
Aspect Development              SOLE
--------------------------------------------------------------

Alcatel Asthom                  SOLE
--------------------------------------------------------------

Concentric Network              SOLE
--------------------------------------------------------------

Cordant                         SOLE
--------------------------------------------------------------

Etek Dynamics                   SOLE
--------------------------------------------------------------

Foamex, Inc.                    SOLE
--------------------------------------------------------------

General Motors                  SOLE
--------------------------------------------------------------

Hannaford Brothers              SOLE
--------------------------------------------------------------

Hayes Lemmerz                   SOLE
--------------------------------------------------------------

Howmet Int'l                    SOLE
--------------------------------------------------------------

IPC Communications              SOLE
--------------------------------------------------------------

IRI International               SOLE
--------------------------------------------------------------

IXNET, Inc.                     SOLE
--------------------------------------------------------------

Media One                       SOLE
--------------------------------------------------------------

Metamor Worldwide               SOLE
--------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2      COLUMN 3     COLUMN 4            COLUMN 5               COLUMN 6         COLUMN 7
---------------------  --------     ----------    --------     -----------------------      ----------        --------
                       TITLE OF                    VALUE       SHRS OR     SH/    PUT/      INVESTMENT         OTHER
   NAME OF ISSUER       CLASS         CUSIP       (x$1000)     PRN AMT     PRN    CALL      DISCRETION        MANAGERS
---------------------  --------     ----------    --------     -----------------------      ----------        --------
Mirage Resorts          Common       60462E104      2,325       120,000     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Mirage Resorts          Common       60462E104      1,938       100,000     SH    CALL        SOLE
----------------------------------------------------------------------------------------------------------------------

Newbridge Networks      Common       650901101     16,676       514,100     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

SFX Entertainment       Common       784178105      1,224        30,000     SH                SOLE
----------------------------------------------------------------------------------------------------------------------
Tele Sudeste
Celular Part SA         Common       879252104     23,800       476,600     SH                SOLE
----------------------------------------------------------------------------------------------------------------------
Telecomunicacoes
De Sao Paul             Common       87929A102     14,992       505,000     SH                SOLE
----------------------------------------------------------------------------------------------------------------------
Telefonica De
Argentina SA            Common       879382208     12,560       320,000     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Tribune                 Common       896047107      1,828        50,000     SH    CALL        SOLE
----------------------------------------------------------------------------------------------------------------------

United Water            Common       913190104      5,981       172,100     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Warner Lambert          Common       934488107     52,468       537,100     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Warner Lambert          Common       934488107      2,931        30,000     SH    CALL        SOLE
----------------------------------------------------------------------------------------------------------------------

      COLUMN 1                            COLUMN 8
---------------------        -------------------------------
                                      VOTING AUTHORITY
   NAME OF ISSUER             SOLE       SHARED        NONE
---------------------        -------------------------------
Mirage Resorts               SOLE
------------------------------------------------------------

Mirage Resorts                                         NONE
------------------------------------------------------------

Newbridge Networks           SOLE
------------------------------------------------------------

SFX Entertainment            SOLE
------------------------------------------------------------
Tele Sudeste
Celular Part SA              SOLE
------------------------------------------------------------
Telecomunicacoes
De Sao Paul                  SOLE
------------------------------------------------------------
Telefonica De
Argentina SA                 SOLE
------------------------------------------------------------

Tribune                                                NONE
------------------------------------------------------------

United Water                 SOLE
------------------------------------------------------------

Warner Lambert               SOLE
------------------------------------------------------------

Warner Lambert                                         NONE
------------------------------------------------------------

                                                            212-326-3417
                                                    dmmahle@jonesday.com

JP638749:gjss
729522-010001                                      August 14, 2000


VIA EDGAR

Office of the Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-0609


                  Re: Chesapeake Partners Management Co., Inc.

Ladies and Gentlemen:

                  On behalf of Chesapeake Partners Management Co., Inc. (the "Company"), attached for filing in accordance with Section 13(f) of the Securities Exchange Act of 1934 (the "Exchange Act") please find Amendment No. 1 to the Company's Form 13F for the quarterly period ended March 31, 2000.

                  In accordance with Rule 24b-2 of the Exchange Act, we have separately submitted a request for an extension of the confidential treatment of certain securities holdings of the Company previously requested.

                  Please contact the undersigned with any comments or questions.

                                                      Very truly yours,



                                                      David M. Mahle


Attachment

cc:  Ms. Melody Burrill